Short-term debt and short-term debt from related parties (Tables)	6 Months Ended
Jun. 30, 2018
Short-term debt and short-term debt from related parties
Schedule of short-term debt and short-term debt from related parties
Short-term debt and short-term debt from related parties
in € THOUS

	June 30,	December 31,
	2018	2017
Commercial paper program	804.884	679.886
Borrowings under lines of credit	66.930	79.313
Other	1.456	1.080
Short-term debt	873.270	760.279
Short-term debt from related parties (see note 3 b)	3.054	9.000
Short-term debt and short-term debt from related parties	876.324	769.279